Summary of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Property and Equipment, net
Total at cost		$ 425,863	$ 381,602
Accumulated depreciation		(212,143)	(170,559)
Property, Plant and Equipment, Gross		213,720	211,043
Property, equipment and automobiles under capital leases, net of accumulated depreciation		136,929	147,220
Property and equipment, net	343,483	350,649	358,263
Land [Member]
Property and Equipment, net
Total at cost		10,301	9,973
Land improvements [Member]
Property and Equipment, net
Total at cost		9,438	9,440
Buildings [Member]
Property and Equipment, net
Total at cost		57,576	57,465
Leasehold improvements [Member]
Property and Equipment, net
Total at cost		109,928	93,989
Equipment [Member]
Property and Equipment, net
Total at cost		199,397	174,372
IT software and equipment [Member]
Property and Equipment, net
Total at cost		$ 39,223	$ 36,363